Other Liabilities - Non-Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Other non-current liabilities
Jackpot liabilities	$ 203,468	$ 226,264
Deferred revenue	66,220	38,308
Finance leases	62,142	71,548
Royalties payable	37,681	38,311
Reserve for uncertain tax positions	13,626	29,970
Italian staff severance fund	11,454	11,385
Long-term provisions	8,935	10,888
Contingent liabilities	6,459	6,945
Other	34,571	28,874
Total other non-current liabilities	$ 444,556	$ 462,493